DERIVATIVE INSTRUMENTS (Schedule of the Fair Value Open Foreign Exchange Contracts) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of foreign exchange hedge transactions	$ 566	$ 537
Fair value of foreign exchange hedge transactions	(224)	(55)
Total derivatives designated as hedging instruments	$ 342	$ 482